Capitalization - Common stock Reserved (Details) - shares	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Capitalization
Conversion of convertible preferred stock		27,799,267	22,520,015
Warrants to purchase convertible preferred stock	0	3,540,546	1,133,725
Warrants to purchase common stock		74,895	74,895
Number of shares available for grant		363,095	1,861,856
Stock options issued and outstanding under 2018 Stock Plan	14,960,960	15,712,434	3,209,063
Total shares of common stock reserved	61,560,172	107,435,982	28,799,554